Offerings - Offering: 1	Oct. 03, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,482.50
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.